Accounting policies - Changes in the financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Level 2
Changes in financial instruments, Assets
Assets at beginning/end of period	€ 153,100	€ 140,659
Changes in financial instruments, Liabilities
Liabilities at beginning of period	127,991
Liabilities at end of period	123,600
Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	7,333	4,473
Purchases/Issuances	4,008
Sales/Settlements	(736)
Changes in fair value recognized in profit or loss	116
Changes in fair value recognized in equity	(209)
Level reclassifications (out of) Level 3	(368)
Other	49
Changes in financial instruments, Liabilities
Liabilities at beginning of period	442
Purchases/Issuances	335
Sales/Settlements	(4)
Changes in fair value recognized in profit or loss	48
Level reclassifications (out of) Level 3	(219)
Other	4
Liabilities at end of period	606
Financial liabilities held for trading | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	289
Purchases/Issuances	42
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	42
Level reclassifications (out of) Level 3	(120)
Other	6
Liabilities at end of period	257
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	289
Purchases/Issuances	42
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	42
Level reclassifications (out of) Level 3	(120)
Other	6
Liabilities at end of period	257
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	111
Purchases/Issuances	2
Changes in fair value recognized in profit or loss	4
Level reclassifications (out of) Level 3	(6)
Other	(1)
Liabilities at end of period	110
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	7
Level reclassifications (out of) Level 3	(7)
Financial liabilities held for trading | Interest rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	26
Changes in fair value recognized in profit or loss	3
Other	3
Liabilities at end of period	32
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	143
Purchases/Issuances	40
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	34
Level reclassifications (out of) Level 3	(113)
Other	3
Liabilities at end of period	105
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	2
Changes in fair value recognized in profit or loss	1
Level reclassifications into Level 3	6
Other	1
Liabilities at end of period	10
Hedging derivatives, category | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	6
Purchases/Issuances	2
Level reclassifications (out of) Level 3	(6)
Liabilities at end of period	2
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	6
Level reclassifications (out of) Level 3	(6)
Hedging derivatives, category | Interest rate options | Level 3
Changes in financial instruments, Liabilities
Purchases/Issuances	2
Liabilities at end of period	2
Financial liabilities designated at fair value through profit or loss | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	147
Purchases/Issuances	291
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	6
Level reclassifications (out of) Level 3	(93)
Other	(2)
Liabilities at end of period	347
Hedging derivatives, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	8	21
Purchases/Issuances	8
Level reclassifications (out of) Level 3	(21)
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period		21
Level reclassifications (out of) Level 3	(21)
Hedging derivatives, category | Interest rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	8
Purchases/Issuances	8
Financial assets held for trading, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	603	738
Purchases/Issuances	58
Sales/Settlements	(46)
Changes in fair value recognized in profit or loss	45
Level reclassifications (out of) Level 3	(200)
Other	8
Financial assets held for trading, category | Debt and equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	74	153
Purchases/Issuances	13
Sales/Settlements	(24)
Changes in fair value recognized in profit or loss	(2)
Level reclassifications (out of) Level 3	(69)
Other	3
Financial assets held for trading, category | Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	529	585
Purchases/Issuances	45
Sales/Settlements	(22)
Changes in fair value recognized in profit or loss	47
Level reclassifications (out of) Level 3	(131)
Other	5
Financial assets held for trading, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	191	185
Purchases/Issuances	1
Sales/Settlements	(8)
Changes in fair value recognized in profit or loss	15
Level reclassifications (out of) Level 3	(3)
Other	1
Financial assets held for trading, category | Exchange rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	3	2
Changes in fair value recognized in profit or loss	1
Financial assets held for trading, category | Interest rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	190	149
Changes in fair value recognized in profit or loss	10
Level reclassifications into Level 3	31
Financial assets held for trading, category | Index and securities options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	113	198
Purchases/Issuances	33
Sales/Settlements	(11)
Changes in fair value recognized in profit or loss	21
Level reclassifications (out of) Level 3	(132)
Other	4
Financial assets held for trading, category | Other | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	32	51
Purchases/Issuances	11
Sales/Settlements	(3)
Level reclassifications (out of) Level 3	(27)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,951	1,403
Purchases/Issuances	674
Sales/Settlements	(187)
Changes in fair value recognized in profit or loss	70
Level reclassifications (out of) Level 3	(7)
Other	(2)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	386	460
Purchases/Issuances	67
Sales/Settlements	(176)
Changes in fair value recognized in profit or loss	19
Other	16
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	953	481
Purchases/Issuances	493
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	3
Level reclassifications (out of) Level 3	(8)
Other	(14)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	612	462
Purchases/Issuances	114
Sales/Settlements	(9)
Changes in fair value recognized in profit or loss	48
Level reclassifications into Level 3	1
Other	(4)
Financial assets at fair value through other comprehensive income, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	3,754	1,435
Purchases/Issuances	3,268
Sales/Settlements	(502)
Changes in fair value recognized in equity	(209)
Level reclassifications (out of) Level 3	(316)
Other	78
Financial assets designated at fair value through profit or loss, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,017	876
Sales/Settlements	(1)
Changes in fair value recognized in profit or loss	1
Level reclassifications into Level 3	176
Other	(35)
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	50	201
Level reclassifications (out of) Level 3	(151)
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	411	560
Sales/Settlements	(1)
Level reclassifications (out of) Level 3	(112)
Other	(36)
Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	556	€ 115
Changes in fair value recognized in profit or loss	1
Level reclassifications into Level 3	439
Other	€ 1